PENSION PLANS AND OTHER POSTRETIREMENT BENEFITS Trust Assets (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Defined Benefit Plan Disclosure [Line Items]
Restricted Cash	$ 17	$ 29